UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2006

(Unaudited) Fund Advisor:

Tanaka Capital Management, Inc. 230 Park Avenue Suite 960 New York, NY 10169

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

MANAGERS COMMENTARY MAY 31, 2006 (UNAUDITED)

July 2006

Dear TANAKA Growth Fund Shareholder,

“Slower-Paced Economy Better for Stocks”

For about a year, the Federal Reserve has been waiting for the economy to slow down in response to its 2 ½ year tightening regimen raising interest rates from 1.0% to 5.25% . With the 2nd Quarter report of only 2.5% GDP growth, the economy has finally begun to decelerate. This is welcome news as many were becoming concerned that an overheated U.S. economy could lead to a rise in inflation expectations. With the domestic economy now slowing and with foreign central banks also beginning to raise interest rates, there should be a general slowing in the global expansion which should allay concerns that rising prices for oil, steel, cement and other commodities might spread to a rise in broad based inflation.

In recent months stock prices have declined sharply, partly over concerns that the Fed may have raised interest rates too high, possibly leading to a recession. At this time we do not see the economy decelerating below a 1-2% growth rate. If the economy does show signs of further weakening, based on recent Fed comments, we believe that they will act to reduce interest rates, laying a foundation for the next stock market expansion.

Aided by continued high productivity gains (3.7% in the 1st Quarter) companies are generating record high profit margins, cash flows, cash balances and unused debt capacity levels. With the S&P 500 P/E ratio at a fairly low 14.1 times next 12 months earnings, many companies are using surplus cash to buy in shares, raise dividends and make acquisitions, all favorable trends for equity investors. With 10-year US Treasury bonds yielding 5.0%, our models would suggest that stocks are 30% cheap relative to bonds.

     We continue to focus on companies which we believe will deliver better than expected earnings over the next 2-3 years. Our holdings include companies in specialty engineering, wireless communications, gaming, specialty pharmaceuticals, communications services, medical devices, semiconductor equipment, medical supplies, security software and specialty insurance.

TANAKA GROWTH FUND

MANAGERS COMMENTARY (CONTINUED) MAY 31, 2006 (UNAUDITED)

We are encouraged by the number of under-followed, high quality investment opportunities that we are researching for possible addition to our portfolio. Thank you for your patience, support and confidence in the TANAKA Growth Fund.

Graham Y. Tanaka, CFA

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund's prospectus by calling 1-877-4-TANAKA.

TANAKA GROWTH FUND

PERFORMANCE ILLUSTRATION MAY 31, 2006 (UNAUDITED)

Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund, Class R, the S&P 500 Index, the Russell 3000 Growth Index and the NASDAQ Composite Index

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through May 31, 2006. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The Fund is a non-diversified fund. The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities. Please read the prospectus carefully before investing as it contains important information, including information about the risk factors associated with the Fund. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

TANAKA GROWTH FUND

PERFORMANCE ILLUSTRATION (CONTINUED)
MAY 31, 2006 (UNAUDITED)

		Average Annual Total Returns
	(for the periods ended May 31, 2006)
					Since
					Inception
	One	Six	One	Five	(December
	Month*	Month*	Year	Year	30, 1998)

Tanaka Growth Fund,Class R **	-5.91%	0.47%	7.34%	1.15%	3.27%
S&P 500 Index ***	-2.93%	2.65%	8.61%	1.95%	1.85%
Russell 3000 Growth Index ***	-3.74%	-0.27%	7.15%	-0.74%	-1.65%
Nasdaq Composite
Index ***	-6.19%	-2.42%	5.35%	0.64%	-0.02%

* Not Annualized

		Total Cumulative Returns
	(for the periods ended May 31, 2006)

					Since

					Inception

	One	Six	One	Five	(December

	Month	Month	Year	Year	30, 1998)

Tanaka Growth Fund,Class R **	-5.91%	0.47%	7.34%	5.91%	27.30%

S&P 500 Index ***	-2.93%	2.65%	8.61%	10.15%	14.60%

Russell 3000 Growth Index ***	-3.74%	-0.27%	7.15%	-3.67%	-11.59%
Nasdaq Composite
Index ***	-6.19%	-2.42%	5.35%	3.24%	-0.13%

** In compliance with SEC guidelines, these results include maximum sales charges.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.

The Nasdaq Composite Index, S&P 500 Index, Russell 2000 Index and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities then are found in the Fund's portfolio.

Individuals cannot invest directly in an index.

TANAKA GROWTH FUND

GRAPHICAL ILLUSTRATION MAY 31, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund invests primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
		Market
Shares/Principal Value		Value

Common Stock - 99.94%
Accident & Health Insurance - 3.40%
3,620	Aflac, Inc.	$169,416

Air Transportation, Scheduled - 1.05%
5,005	Jetblue Airways Corp. *	52,152

Biotechnology - .37%
521,817	Mymetics Corp. *	18,264

Electric Housewares & Fans - .55%
1,420	Helen of Troy Corp.	27,250

Electrical Industrial Apparatus - 1.84%
3,260	Zoltek Companies Inc.	91,443

Electronic Components - 1.58%
3,475	Nam Tai Electronics, Inc.	78,848

Electronic & Other Electrical Equipment - 1.13%
1,640	General Electric Corp.	56,186

Financial Services - .54%
15,083	Mass Financial Corp.	27,149

* Non-income producing

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2006 (UNAUDITED)

		Market
Shares/Principal Value		Value
Industrial & Engineering Equipment - 7.82%
14,183	KHD Humboldt Wedag International, Ltd. *	389,891

Metal Mining - 1.02%
74,400	Sur American Gold Corp.	50,964

Miscellaneous Chemical Products - 1.21%
26,820	Inksure Technologies Inc.	60,345

Miscellaneous Products of Petroleum & Coal - 1.94%
3,525	Headwaters, Inc. *	96,761

Pharmaceutical - 14.03%
1,635	BARR Pharmaceuticals Class A *	86,165
12,370	Bioval Corp. *	303,807
15,253	KV Pharmaceutical Class A *	309,331

699,303
Primary Smelting & Refining of Nonferrous Metals - .73%
27,365 Blue Earth Refineries, Inc. *	36,395

Radio & TV Broadcasting & Communications Equipment - 8.94%

1,090	L-3 Communications Holdings	79,526
3,854	Qualcomm, Inc.	174,239
11,551	Safenet, Inc. *	191,978
		445,743
Radiotelephone Communications - 6.47%
5,920	NII Holdings, Inc. *	322,403

* Non-income producing

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2006 (UNAUDITED)

		Market
Shares/Principal Value		Value
Retail - Eating Places - 1.99%
3,711	BJ's Restaurants, Inc. *	98,935

Retail - Miscellaneous Shopping Goods Stores - 1.88%
3,982	Staples, Inc.	93,458

Retail - Retail Stores - 2.11%
3,949	Petsmart, Inc.	105,359

Services-Automotive Repair, Services & Parking -.96%
1,320	Monro Muffler Brake, Inc.	47,692

Services-Computer Integrated Systems Design - 7.02%
9,175	Scientific Games Corp. *	349,843

Services-Computer Programming Services - 5.54%
7,363	Amdocs Ltd. *	275,892

Services-Medical Laboratories - 2.29%
6,097	Bio-Reference Labs, Inc. *	114,197

Special Industry Machinery - 11.84%
13,070	ASML Holding NV	$265,844
7,729	Novellus Systems, Inc. *	179,004
16,045	Semitool Inc.	145,368
		590,215

* Non-income producing

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2006 (UNAUDITED)

		Market
Shares/Principal Value		Value
Surgical & Medical Instruments & Apparatus - 12.70%
2,890	Bard C.R., Inc.	213,889
5,955	China Medical Technologies, Inc.	152,567
9,041	Kensey Nash Corp. *	266,257
		632,713
Wholesale Petroleum & Petroleum Products - .99%
245,630	Fuelnation Inc.	49,126

	Total Common Stock (Cost $3,749,168)	4,979,943

Money Market Funds .33%
Huntington Investment Fund Class A, 4.10%
16,691	** (Cost $16,691)	16,691

	Total Investments (Cost $3,765,859)	4,996,634

	Liabilities in Excess of Other Assets	(13,464)

	NET ASSETS - 100.00%	$4,983,170

     * Non-income producing ** Variable rate security; the coupon rate shown represents the yield at May 31, 2006

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006 (UNAUDITED)

Assets:
Investment Securities at Market Value	$ 4,996,634
(Cost $3,765,859)
Cash	245
Receivables:
Dividends and Interest	2,762
Prepaid Expenses	2,859
Total Assets	5,002,500
Liabilities:
Advisory Expense	3,273
Accrued Expenses	16,057
Total Liabilities	19,330
Net Assets	$ 4,983,170

Net Assets Consist of:
Paid In Capital	5,337,763
Accumulated Undistributed Net Investment Loss	(53,264)
Accumulated Realized Loss on Investments - Net	(1,532,104)
Unrealized Appreciation in Value of Investments	1,230,775
Net Assets	$ 4,983,170

Net Asset Value and Offering Price Per Share
($4,983,170/391,596 shares)	$ 12.73

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ended May 31, 2006 (UNAUDITED)

Investment Income:
Dividends	$10,252
Interest	912
Total Investment Income	11,164
Expenses:
Investment advisory fees	26,353
Transfer agent and fund accounting expense	7,575
Legal expense	9,000
Distribution fees	6,588
Auditing expense	7,500
Custodian expense	1,907
Insurance expense	3,285
Registration expense	1,465
Printing and Mailing expense	1,523
Miscellaneous expense	656
Total expenses before waiver and expenses	65,852
Less: waiver of expenses and reimbursement from advisor	(1,424)
Net expenses after waiver and expenses	64,428

Net Investment Loss	(53,264)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain on investments	236,804
Change in unrealized depreciation on investments	(157,782)
Net Realized and Unrealized Gain (Loss) on Investments	79,022

Net Increase in Net Assets from Operations	$25,758

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	5/31/2006	11/30/2005
Operations:
Net investment loss	(53,264)	(95,946)
Net realized gain (loss) on investment transactions	236,804	(338,507)
Change in net unrealized appreciation on investments	(157,782)	561,310
Net increase (decrease) in net assets resulting from
operations	25,758	126,857

Capital Share Transactions - Class A:
Proceeds from sale of shares	0	1,000
Cost of shares redeemed in exchange for class R shares	0	(186,149)
Cost of shares redeemed	0	(13,620)
	0	(198,769)
Capital Share Transactions - Class B:
Proceeds from sale of shares	0	0
Cost of shares redeemed in exchange for class R shares	0	(1,496,109)
Cost of shares redeemed	0	(1,600)
	0	(1,497,709)
Capital Share Transactions - Class R:
Proceeds from sale of shares	236,803	198,125
Cost of shares issued in exchange for class R shares	0	1,682,258
Cost of shares redeemed	(358,731)	(1,099,707)
	(121,928)	780,676

Net Decrease from Shareholder Activity	(121,928)	(915,802)
Net Assets:
Net increase (decrease) in net assets	(96,170)	(788,945)

Beginning of year	5,079,340	5,868,285
End of year (including accumulated undistributed net
investment income of $53,264 and $0)	$4,983,170	$5,079,340

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months	Year
	Ended	Ended
	5/31/2006	11/30/2005
Share Transactions - A Shares:
Shares sold	-	83
Shares redeemed	-	(1,059)
Shares redeemed in exchange for Class R
Shares	-	(16,364)
Net decrease in shares	-	(17,340)

Share Transactions - B Shares:
Shares sold	-	-
Shares redeemed	-	(99)
Shares redeemed in exchange for Class R
Shares	-	(135,554)
Net increase (decrease) in shares	-	(135,653)

Share Transactions - R Shares:
Shares sold	17,952	16,027
Shares issued in exchange for Class A and B
shares	-	148,919
Shares redeemed	(27,105)	(91,536)
Net increase (decrease) in shares	(9,153)	73,410

Outstanding at beginning of period	400,749	480,332
Outstanding at end of period	391,596	400,749

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

	(Unaudited)
	Six Months	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	5/31/ 06	11/30/05	11/30/04 11/30/03 11/30/02			11/30/01	11/30/00
Net asset value at beginning
of period	$12.67	$12.29	$11.71	$8.04	$10.89	$14.38	$13.05
Net investment income /
(Loss) (a)	(0.13)	(0.21)	(0.19)	(0.14)	(0.15)	(0.18)	(0.24)
Net gains or losses on
securities (realized and
unrealized)	0.19	0.59	0.77	3.81	(2.70)	(3.15)	1.57

Total from Investment
Operations	0.06	0.38	0.58	3.67	(2.85)	(3.41)	1.33

Distributions (from capital
gains)	0.00	0.00	0.00	0.00	0.00	(0.08)	0.00

Total Distributions	0.00	0.00	0.00	0.00	0.00	(0.08)	0.00

Paid-in Capital from
Redemption Fees	0.00	0.00	0.00	0.00	0.00	(0.08)	0.00

Net Asset Value at End of
Period	$ 12.73	$12.67	$12.29	$11.71	$ 8.04	$10.89	$14.38

Total Return (b) (c)	0.47% (d)	3.09%	4.95%	45.65%	(26.08)%	(23.83)% 10.19%
Ratios/Supplemental Data:
Net Assets at End of Period
(Thousands)	$4,983	$5,079	$4,021	$3,914	$2,657	$3,524	$3,602
Ratio of expenses to average
net assets (e)	2.45%	2.18%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average
net assets before waiver &	2.50%	4.07%	4.38%	5.26%	5.53%	4.81%	6.20%
reimbursement (e)
Ratio of net investment
income / (loss) to average
net assets (e)	(2.02)%	(1.71)%	(1.53)%	(1.56)%	(1.60)%	(1.52)%	(1.37)%
Ratio of net investment
income / (loss) to average
net assets (e)	(2.08)%	(3.60)%	(4.16)%	(5.07)%	(5.37)%	(4.58)%	(5.81)%
Portfolio turnover rate (e)	21.23%	24.02%	18.49%	12.62%	20.57%	24.24%	21.86%

(a) Net investment income / (loss) per share was based on average shares outstanding throughout the year.

(b)	Total returns shown exclude the effect of applicable sales loads.

(c)	Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(d)	Not Annualized

(e)	Annualized

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS MAY 31, 2006 (UNAUDITED)

NOTE 1. ORGANIZATION

The TANAKA Growth Fund (the "Fund") was organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Company") on November 5, 1997; the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

For the period, December 1, 2004 through, May 2, 2005, the Fund had three share classes: A, B and R. On May 2, 2005, the Fund redeemed 16,364 and 135,554 outstanding shares of Class A (valued at $11.38 per share) and shares of Class B (valued at $11.04 per share), respectively for 16,480 and 132,439 shares of Class R (valued at $11.30 per share) pursuant to an action approved by the Board of Directors. Subsequent to May 2, 2005 the Fund only offers Class R shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) MAY 31, 2006 (UNAUDITED)

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income to its shareholders. Therefore, no federal tax provision is required. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) MAY 31, 2006 (UNAUDITED)

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of November 30, 2005, $95,946 of Net Investment Loss was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2006, the Advisor earned a fee of $26,353 from the Fund. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs, but only to the extent necessary to maintain total annual operating expenses at 2.45% of the average daily net assets, through March 31, 2007.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) MAY 31, 2006 (UNAUDITED)

The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2006 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree). At May 31, 2006, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable	Fund
	Through
November 30, 2003	November 30, 2006	105,590
November 30, 2004	November 30, 2007	107,179
November 30, 2005	November 30, 2008	89,059

At May 31, 2006, there was a payable due to the Advisor in the amount of $3,273.

Mutual Shareholder Services (“MSS”) acts as the Fund’s transfer agent and Fund accountant. For the six months from December 1, 2005 to May 31, 2006, MSS received fees of $2,325 for transfer agent services and $5,250 for accounting services from the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for shares authorized (each such plan, a "Distribution Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. For the six months ended May 31, 2006, $6,588 in 12b-1 expenses were paid by the Fund.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) MAY 31, 2006 (UNAUDITED)

Amount
Purchases
U.S. Government Obligations	$-
Other	556,747
Sales
U.S. Government Obligations	$-
Other	754,278

As of May 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 1,784,176
Gross Depreciation	(553,401)
Net Appreciation on Investments	$1,230,775

At May 31, 2006, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,765,859.

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. Paid in capital at May 31, 2006 was $5,337,763.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) MAY 31, 2006 (UNAUDITED)

NOTE 6. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At May 31, 2006, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,706,409, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$1,091,220
2011	271,155
2012	344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the six months ended May 31, 2006.

As of May 31, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Net investment loss	$(53,264)
Capital loss carryforward	(1,532,104)
Unrealized appreciation/(depreciation)	1,230,775
$(354,593)

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION MAY 31, 2006 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)
MAY 31, 2006 (UNAUDITED)

TANAKA Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account	During Period
	December	Value May 31,	*
	1, 2005	2006	December 1,
			2005 to May
			31, 2006

Actual	$1,000	$1,004.74	$12.25

Hypothetical (5% return	$1,000	$1,012.72	$12.29
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

TANAKA GROWTH FUND

ADDITIONAL INFORMATION MAY 31, 2006 (UNAUDITED) Availability of Portfolio Schedule

No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month. Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial advisors that the Fund has an existing relationship with or is hoping to initiate a new relationship with. The Fund may disclose its portfolio holdings to other parties upon request. Such disclosures are made only on the condition that the information be kept confidential.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS Graham Y. Tanaka David M. Fox Thomas R. Schwarz Scott D. Stooker

OFFICERS

Graham Y. Tanaka, Chairman and President Victoria A. McCann, Secretary

Matthew S. Vlahovich, Treasurer, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR
Tanaka Capital Management, Inc.
230 Park Ave., Suite 960
New York, NY 10169
INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145
LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd., Suite 2148
The Woodlands, TX 77380
CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125
TRANSFER AGENT
AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC.
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 10, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 9, 2006

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  August 9, 2006

By    /s/ Matthew Vlahovich

*

       Matthew Vlahovich, Chief Financial Officer

Date  August 9, 2006

* Print the name and title of each signing officer under his or her signature.